Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	$ 53,119
Balance at end of period	54,915	$ 53,119
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of period	53,119	43,375	$ 41,295
Charged to income tax expense	1,796	9,744	(1,527)
Charged to other accounts			3,607
Balance at end of period	$ 54,915	$ 53,119	$ 43,375